Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Of Future Warrants Estimated Using Valuation Model (Details) - Future Warrants - Development Agreement - MVIL	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Risk Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield		0.19
Measurement Input, Risk Free Interest Rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	0.3	0.17
Measurement Input, Risk Free Interest Rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	0.97	0.19
Measurement Input, Share Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield		0.11
Measurement Input, Share Price | Monte Carlo Model
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield		0.11
Measurement Input, Share Price | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	0.08
Measurement Input, Share Price | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	0.16
Measurement Input, Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield		10.5
Measurement Input, Discount Rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	9.6	9.6
Measurement Input, Discount Rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	15.5	10.5
Measurement Input, Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected term	3 years	3 years
Measurement Input, Price Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield		80.76
Measurement Input, Price Expected Volatility | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	67.61	80.36
Measurement Input, Price Expected Volatility | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dividend yield	78.25	80.76